UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                   FORM N-CSR
                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)
                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (877) 446-3863

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2007

                   DATE OF REPORTING PERIOD: OCTOBER 31, 2007

ITEM 1.    REPORTS TO STOCKHOLDERS.


                         THE ADVISORS' INNER CIRCLE FUND
[LOGO]

ACADIAN

ACADIAN EMERGING MARKETS PORTFOLIO

ANNUAL REPORT                                                   OCTOBER 31, 2007

--------------------------------------------------------------------------------

                                             INVESTMENT ADVISER:
                                             ACADIAN ASSET MANAGEMENT, INC.

--------------------------------------------------------------------------------

THE ADVISORS' INNER CIRCLE FUND                                ACADIAN EMERGING
                                                               MARKETS PORTFOLIO
                                                               OCTOBER 31, 2007

--------------------------------------------------------------------------------
                                TABLE OF CONTENTS
--------------------------------------------------------------------------------

Shareholders' Letter ....................................................     1

Schedule of Investments .................................................     5

Statement of Assets and Liabilities .....................................    15

Statement of Operations .................................................    16

Statement of Changes in Net Assets ......................................    17

Financial Highlights ....................................................    18

Notes to Financial Statements ...........................................    19

Report of Independent Registered Public Accounting Firm .................    28

Disclosure of Portfolio Expenses ........................................    29

Trustees and Officers of The Advisors' Inner Circle Fund ................    30

Board Considerations in Approving the Advisory Agreement ................    38

Notice to Shareholders ..................................................    41

--------------------------------------------------------------------------------

The Portfolio files its complete schedule of investments of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after period end. The Portfolio's Form N-Q is available on the Commission's web site at HTTP://WWW.SEC.GOV, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Portfolio uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a portfolio voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available
(i) without charge, upon request, by calling 1-866-AAM-6161; and (ii) on the Commission's website at HTTP://WWW.SEC.GOV.

THE ADVISORS' INNER CIRCLE FUND                                ACADIAN EMERGING
                                                               MARKETS PORTFOLIO

--------------------------------------------------------------------------------

October 31, 2007

Dear Shareholder:

We are pleased to present the annual report for the Acadian Emerging Markets Portfolio. This commentary covers the twelve months from November 1, 2006 to October 31, 2007, focusing on the portfolio's performance and some of the conditions and decisions that impacted returns.

PORTFOLIO PERFORMANCE REVIEW

For the twelve months ended October 31, 2007, the Acadian Emerging Markets Portfolio returned 72.0%, versus 68.8% for the IFC Investable Index, a widely followed emerging markets benchmark.

ECONOMIC AND MARKET CONDITIONS

Emerging equity markets, as measured by the IFC index, rose 68.8% in USD terms over the year. Despite some volatile periods, including a market correction in May precipitated by a drop in China, and additional volatility in July and August amid the global credit crunch, emerging markets proved to be very resilient. Soaring commodity prices helped support growth, and private consumption in many markets continued to improve. Latin American emerging markets performed strongly, with Brazil contributing significantly to this result. Brazil was helped by robust agricultural and materials exports, while lower interest rates coupled with benign inflationary pressures to fuel consumer spending. Peru's equity market registered a gain in excess of 100%, driven by exports as metals prices hit record levels.

Asian emerging markets were driven to a large extent by China and India. The Chinese government continued to implement measures intended to cool the white-hot economy, while investors in India focused on growth and appeared sanguine about such issues as above-target inflation and a sharp rupee appreciation resulting from overseas investment flows. Also making notable gains was South Korea.

In the Europe/Middle East/Africa region, Eastern European markets fared well, with Hungary and Poland both up significantly. Turkey led the region, helped by steady exports, strengthening consumer sentiment and labor market improvements. Russia advanced, though less notably, as fluctuations in oil prices throughout the year led to considerable equity market volatility.

INVESTMENT STRATEGY USED DURING THE PERIOD

Acadian continues to pursue its highly structured and disciplined approach to the emerging markets, using a database of information on over 60 emerging markets and over 5000 stocks. Our

THE ADVISORS' INNER CIRCLE FUND                                ACADIAN EMERGING
                                                               MARKETS PORTFOLIO

--------------------------------------------------------------------------------

emerging markets process incorporates both country selection and a variety of factors at the stock level. As a result, the portfolio was invested in 21 emerging equity markets, with benchmark-relative overweightings in such markets as Taiwan, Korea, Turkey, Brazil and Poland. The portfolio was underweighted in China, India, Russia, Mexico, Chile and South Africa.

The resulting portfolio had very attractive valuation characteristics, with a price/book ratio, price/sales ratio and price/earnings ratio all lower than the benchmark index. The portfolio also held stocks that were on average somewhat smaller in capitalization size than those in the IFC index, mainly from avoiding some of the largest benchmark stocks in the size range of $20 billion and higher.

COMMENTARY ON THE FUND'S INVESTMENT PERFORMANCE

The Acadian Emerging Markets Portfolio returned 72.0% for the twelve months ended October 31, 2007, versus 68.8% for the IFC Investable Index. The portfolio gained a total of 330 basis points of value over the benchmark, mostly from active stock selection. Country allocations saw negative active return overall and offset the stock value added to some extent. Specific investments impacting performance included the following:

HELPED PORTFOLIO

      o     Stock selection in Korea

      o     Stock selection and underweighting in Russia

      o     Stock selection in Mexico

      o     Overweighting in Brazil

      o     Stock selection and underweighting in South Africa

      o     Stock selection in Indonesia and Thailand

      o     Underweighting in Chile

HURT PORTFOLIO

      o     Overweighting and stock selection in Taiwan

      o     Underweighting and stock selection in China

      o     Underweighting and stock selection in India

      o     Stock selection in Turkey

      o     Stock selection in Poland

      o     Underweighting in Peru

      o     Overweighting in Korea

CURRENT OUTLOOK

Many emerging markets are positively ranked within our framework, as soaring commodity prices support growth and private consumption in many markets continues to improve.

THE ADVISORS' INNER CIRCLE FUND                                ACADIAN EMERGING
                                                               MARKETS PORTFOLIO

--------------------------------------------------------------------------------

On a regional basis, Asia is showing the most positively forecast markets, with Malaysia, Thailand and Taiwan expected to do well in our framework and appearing attractively valued. India is expected to underperform, hurt by high valuations, increased market risk and negative monetary conditions.

The EMEA region is mixed, with Israel, Russia and Turkey ranked most highly. Israel's perceived risk is low, valuations are reasonable and the market is poised to benefit from long-term mean reversion. Russia also appears less risky within our factor framework and is getting a significant boost from record oil prices. Turkey is exhibiting solid cash flows and lower valuations. Less attractive in this region are Poland and the Czech Republic, which are hurt by their lack of an industrial structure able to benefit from higher commodity prices.

Latin America also has a range of forecasts for individual markets. On the positive side, Colombia and Mexico are scored favorably, helped by their interest-rate environments and positive correlation to energy prices. Less attractive in the region are Brazil and Argentina, where stocks are relatively expensive and which appear susceptible to negative long-term mean reversion.

We hope this information has been helpful.

SINCERELY,

/s/ Brian K. Wolahan

BRIAN K. WOLAHAN
SENIOR VICE PRESIDENT

THIS REPRESENTS THE MANAGER'S ASSESSMENT OF THE PORTFOLIO AND MARKET CONDITIONS AT A SPECIFIC POINT IN TIME AND SHOULD NOT BE RELIED UPON BY THE READER AS RESEARCH OR INVESTMENT ADVICE.

The IFC INVESTABLE INDEX is designed to measure the type of returns foreign portfolio investors might receive from investing in emerging market stocks that are legally and practically available to them. Constituents for the IFC Investable Index series are drawn from the IFCG stock universe based on size, liquidity, and their legal and practical availability to foreign institutional investors. As with IFCG indices, Standard & Poor's calculates a coefficient, called the Investable Weight Factor (IWF), to adjust market capitalization for cross, government and strategic holdings. In addition, the IWF is used to account for any foreign investment restrictions either at the national level or by the individual company's corporate statute. Some markets included in the IFCG Index are not included in the IFC Investable Index due to limits on foreign investment or a lack of stocks that meet the more stringent IFC Investable size and liquidity screens. The IFC Investable Index currently includes 22 markets.

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THE ADVISORS' INNER CIRCLE FUND                                ACADIAN EMERGING
                                                               MARKETS PORTFOLIO

--------------------------------------------------------------------------------

Growth of a $100,000 Investment

                        ---------------------------------
                          AVERAGE ANNUAL TOTAL RETURN*
                        FOR PERIOD ENDED OCTOBER 31, 2007
                        ---------------------------------
                         1 Year    5 Years    10 Years
                        ---------------------------------
                         72.00%     46.77%     19.65%
                        ---------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

              ACADIAN EMERGING MARKETS PORTFOLIO     IFC INVESTABLE INDEX
10/31/97      $100,000                               $100,000
1998            63,830                                 71,140
1999            90,313                                101,865
2000            85,617                                 91,587
2001            74,144                                 72,253
2002            88,328                                 81,632
2003           138,348                                121,468
2004           181,997                                148,008
2005           246,187                                199,057
2006           349,684                                274,181
2007           601,457                                462,734


* IF THE ADVISER AND/OR PORTFOLIO'S SERVICE PROVIDERS HAD NOT LIMITED CERTAIN EXPENSES, THE PORTFOLIO'S TOTAL RETURN WOULD HAVE BEEN LOWER.

  THE PERFORMANCE DATA QUOTED HEREIN REPRESENTS PAST PERFORMANCE AND THE RETURN
    AND VALUE OF AN INVESTMENT IN THE PORTFOLIO WILL FLUCTUATE SO THAT, WHEN REDEEMED, MAY BE WORTH LESS THAN ITS ORIGINAL COST. PAST PERFORMANCE IS NO
GUARANTEE OF FUTURE PERFORMANCE AND SHOULD NOT BE CONSIDERED AS A REPRESENTATION OF THE FUTURE RESULTS OF THE PORTFOLIO. THE PORTFOLIO'S PERFORMANCE ASSUMES THE
 REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. INDEX RETURNS ASSUME REINVESTMENT
   OF DIVIDENDS AND, UNLIKE A PORTFOLIO'S RETURNS, DO NOT REFLECT ANY FEES OR EXPENSES. IF SUCH FEES AND EXPENSES WERE INCLUDED IN THE INDEX RETURNS, THE
 PERFORMANCE WOULD HAVE BEEN LOWER. PLEASE NOTE THAT ONE CANNOT INVEST DIRECTLY
                             IN AN UNMANAGED INDEX.

   THERE ARE NO ASSURANCES THAT THE PORTFOLIO WILL MEET ITS STATED OBJECTIVES.

  THE PORTFOLIO'S HOLDINGS AND ALLOCATIONS ARE SUBJECT TO CHANGE BECAUSE IT IS
      ACTIVELY MANAGED AND SHOULD NOT BE CONSIDERED RECOMMENDATIONS TO BUY
                             INDIVIDUAL SECURITIES.

     RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER
       WOULD PAY ON PORTFOLIO DISTRIBUTIONS OR THE REDEMPTION OF PORTFOLIO
                                     SHARES.

                (SEE DEFINITION OF COMPARATIVE INDEX ON PAGE 3.)

THE ADVISORS' INNER CIRCLE FUND                                ACADIAN EMERGING
                                                               MARKETS PORTFOLIO
                                                               OCTOBER 31, 2007
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SECTOR WEIGHTINGS (UNAUDITED)+
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

Financials                      20.4%
Basic Materials                 20.1%
Energy                          19.8%
Communications                  14.0%
Technology                       6.5%
Industrial                       6.4%
Diversified                      5.3%
Consumer, Cyclical               5.0%
Utilities                        1.6%
Consumer, Non-cyclical           0.9%

+ Percentages are based on total investments, not including securities received as collateral for securities lending.

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
COMMON STOCK -- 83.9% (a)
--------------------------------------------------------------------------------

                                                       SHARES          VALUE
                                                    -----------   --------------
BRAZIL -- 1.0%
   Banco do Brasil ..............................       113,256   $    2,053,244
   Cia de Saneamento Basico do Estado de Sao
      Paulo .....................................       148,921        3,886,918
   CPFL Energia .................................        75,700        1,668,404
   Embratel Participacoes* ......................           794                4
   Light ........................................   150,000,000        2,767,976
   Seara Alimentos* .............................           911                3
   Sociedad de Participacoes Cime* ..............       131,000               --
   Telemar Norte Leste* .........................        62,700        2,448,227
   Tim Participacoes ............................             1                7
   Usinas Siderurgicas de Minas Gerais ..........         2,500          209,984
                                                                  --------------
                                                                      13,034,767
                                                                  --------------
CHINA -- 6.2%
   China Coal Energy ............................       189,000          641,306
   China Petroleum & Chemical, Cl H .............    31,234,000       49,732,857
   China Yurun Food Group .......................       172,000          302,109
   Dongfeng Motor Group, Cl H ...................       560,000          516,377
   Industrial & Commercial Bank of China ........     4,798,000        4,582,721
   PetroChina, Cl H .............................     2,554,000        6,594,335
   PICC Property & Casualty, Cl H ...............     1,368,000        2,899,136

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

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THE ADVISORS' INNER CIRCLE FUND                                ACADIAN EMERGING
                                                               MARKETS PORTFOLIO
                                                               OCTOBER 31, 2007
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------

                                                       SHARES          VALUE
                                                    -----------   --------------
CHINA -- CONTINUED
   Ping An Insurance Group of China, Cl H .......       588,500   $    8,237,938
   Shandong Airlines, Cl B ......................       354,000          285,480
   Weichai Power, Cl H ..........................       318,000        3,275,222
                                                                  --------------
                                                                      77,067,481
                                                                  --------------
EGYPT -- 0.2%
   Commercial International Bank ................        25,227          354,276
   Egyptian Financial Group-Hermes Holding ......       228,690        2,314,385
                                                                  --------------
                                                                       2,668,661
                                                                  --------------
HONG KONG -- 5.3%
   China Mobile .................................     2,606,500       53,886,437
   CITIC International Financial Holdings .......       852,000          733,103
   Citic Pacific ................................       643,000        4,054,756
   Kingboard Chemical Holdings ..................     1,193,000        7,836,127
                                                                  --------------
                                                                      66,510,423
                                                                  --------------
HUNGARY -- 0.3 %
   MOL Hungarian Oil and Gas ....................        22,158        3,434,073
                                                                  --------------
INDIA -- 1.2%
   Aditya Birla Nuvo ............................         7,568          314,295
   Bank of India ................................       738,056        6,788,798
   GAIL India ...................................       239,527        2,536,376
   Great Eastern Shipping .......................       120,498        1,496,746
   India Cements ................................        67,332          490,012
   Kesoram Industries ...........................        41,802          617,575
   Nicholas Piramal India .......................        75,476          584,187
   Sterlite Industries India ....................        76,585        2,021,291
   Syndicate Bank ...............................       294,106          677,668
                                                                  --------------
                                                                      15,526,948
                                                                  --------------
INDONESIA -- 1.3%
   Bank Central Asia ............................     2,111,000        1,716,248
   Bumi Resources ...............................    26,601,000       14,270,470
   International Nickel Indonesia ...............        73,000          733,217
                                                                  --------------
                                                                      16,719,935
                                                                  --------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                ACADIAN EMERGING
                                                               MARKETS PORTFOLIO
                                                               OCTOBER 31, 2007
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------

                                                       SHARES          VALUE
                                                    -----------   --------------
ISRAEL -- 2.8%
   Bank Hapoalim ................................     1,523,590   $    8,439,510
   Bank Leumi Le-Israel .........................     1,100,370        5,297,694
   Bezeq Israeli Telecommunication ..............     1,702,664        3,034,276
   Clal Insurance ...............................        24,638          771,865
   Delek Group ..................................         8,802        2,171,061
   Discount Investment ..........................        33,464        1,047,242
   Elbit Medical Imaging ........................        19,289        1,087,103
   Elbit Systems ................................        12,761          680,502
   Harel Insurance Investments & Finances .......        14,617          862,887
   IDB Development ..............................        27,798        1,113,337
   IDB Holding ..................................        16,979          592,599
   Israel .......................................         1,260        1,287,984
   Israel Discount Bank, Cl A* ..................       426,198        1,088,678
   Mizrahi Tefahot Bank .........................       352,850        2,757,970
   Oil Refineries ...............................       370,074          310,414
   Partner Communications .......................       246,585        4,681,118
                                                                  --------------
                                                                      35,224,240
                                                                  --------------
MALAYSIA -- 1.4%
   AMMB Holdings ................................       602,900          768,279
   Boustead Heavy Industries* ...................       292,400          574,211
   Bumiputra-Commerce Holdings ..................       740,200        2,575,803
   Bursa Malaysia ...............................       180,100          856,945
   Digi.Com .....................................       311,000        2,343,881
   IOI ..........................................     1,395,125        3,184,804
   IOI Properties ...............................           500            2,122
   Land & General* ..............................     6,765,300        1,209,458
   Malaysia Building Society ....................     1,089,600          523,158
   PLUS Expressways .............................       593,100          596,420
   Ranhill ......................................     1,468,600        1,283,663
   Resorts World ................................       280,900          325,638
   Telekom Malaysia .............................       114,000          350,391
   UEM World ....................................     1,620,100        2,119,530
   UMW Holdings .................................       147,200          656,481
   WCT Engineering ..............................       236,300          594,617
                                                                  --------------
                                                                      17,965,401
                                                                  --------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

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THE ADVISORS' INNER CIRCLE FUND                                ACADIAN EMERGING
                                                               MARKETS PORTFOLIO
                                                               OCTOBER 31, 2007
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------

                                                       SHARES          VALUE
                                                    -----------   --------------
MEXICO -- 4.3%
   America Movil, Ser L (b) .....................     4,302,800   $   13,675,650
   Desarrolladora Homex* ........................        38,300          362,239
   Empresas ICA* ................................       141,900          997,669
   Grupo Celanese, Ser B* .......................        99,000               --
   Grupo Financiero Banorte, Ser O (b) ..........       468,500        2,203,868
   Grupo Mexico, Ser B ..........................     3,143,877       28,633,566
   Grupo Televisa, Ser CPO ......................       206,700        1,023,961
   Telefonos de Mexico, Ser L (b) ...............     3,644,900        6,673,573
                                                                  --------------
                                                                      53,570,526
                                                                  --------------
PAKISTAN -- 0.8%
   Arif Habib Securities* .......................       753,500        2,229,441
   Askari Bank ..................................       321,000          482,649
   Bank of Punjab* ..............................       486,750          807,975
   MCB Bank .....................................       594,550        3,726,108
   National Bank of Pakistan ....................       369,000        1,514,938
   National Refinery ............................       106,000          671,129
                                                                  --------------
                                                                       9,432,240
                                                                  --------------
PHILIPPINES -- 0.3%
   International Container Term Services ........     1,702,100        1,651,431
   Philippine Long Distance Telephone ...........        29,070        2,044,520
                                                                  --------------
                                                                       3,695,951
                                                                  --------------
POLAND -- 2.3%
   BRE Bank* ....................................         3,035          697,732
   Globe Trade Centre* ..........................        87,669        1,819,123
   Grupa Lotos ..................................        18,813          354,785
   KGHM Polska Miedz ............................       464,649       25,370,409
                                                                  --------------
                                                                      28,242,049
                                                                  --------------
RUSSIA -- 9.0%
   LUKOIL ADR ...................................       556,370       50,852,218
   Mechel ADR (b) ...............................         9,600          807,840
   MMC Norilsk Nickel ADR .......................        50,096       15,780,240
   Mobile Telesystems ADR .......................       208,254       17,285,082
   OAO Gazprom ADR ..............................       349,805       17,488,585
   Vimpel-Communications ADR ....................       295,000        9,755,650
                                                                  --------------
                                                                     111,969,615
                                                                  --------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                ACADIAN EMERGING
                                                               MARKETS PORTFOLIO
                                                               OCTOBER 31, 2007
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------

                                                       SHARES          VALUE
                                                    -----------   --------------
SOUTH AFRICA -- 2.5%
   Barloworld ...................................       110,371   $    2,157,618
   Massmart Holdings ............................        22,078          278,288
   Mittal Steel South Africa ....................       130,847        2,963,885
   Standard Bank Group ..........................       359,664        6,556,590
   Telkom .......................................       710,362       19,531,111
                                                                  --------------
                                                                      31,487,492
                                                                  --------------
SOUTH KOREA -- 19.6%
   BNG Steel ....................................        27,310          497,981
   Dongbu Insurance .............................       908,870       55,314,178
   Dongkuk Steel Mill ...........................             8              481
   First Fire & Marine Insurance* ...............        82,590        1,131,404
   Golden Bridge Investment & Securities* .......       111,090          694,076
   Hanjin Shipping ..............................       139,520        8,162,075
   Hanwha Chemical ..............................        97,960        2,895,621
   Hanwha Securities ............................        90,940        2,753,986
   Honam Petrochemical ..........................        44,208        6,751,432
   Hyundai H&S ..................................        21,519        2,850,611
   Hyundai Marine & Fire Insurance ..............        33,400          968,357
   Hyundai Mipo Dockyard ........................         5,279        2,346,521
   Hyundai Motor ................................        29,992        2,384,434
   Hyundai Steel ................................       305,235       30,451,330
   KCC Engineering & Construction ...............         3,940          317,074
   Kolon Engineering & Construction .............        69,940        1,049,727
   Korea Fine Chemical ..........................         5,859          762,193
   Korea Kumho Petrochemical ....................         7,207          699,421
   Korea Line ...................................        15,847        4,612,821
   Korean Petrochemical Industries ..............        23,799        2,101,978
   KP Chemical* .................................       133,750        1,227,188
   KT ...........................................       311,880       14,821,331
   Kyeryong Construction Industrial .............        54,212        2,548,862
   LG Electronics ...............................        83,568        8,791,069
   LIG Non-Life Insurance .......................        30,050          932,476
   LS Cable .....................................        18,610        2,875,965
   Mirae Asset Securities .......................        61,288       11,704,247
   Pacific ......................................        13,234        3,011,708
   POSCO ........................................        87,268       63,667,065
   Samho International ..........................        20,610          691,863

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                ACADIAN EMERGING
                                                               MARKETS PORTFOLIO
                                                               OCTOBER 31, 2007
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------

                                                       SHARES          VALUE
                                                    -----------   --------------
SOUTH KOREA -- CONTINUED
   Ssangyong Engineering & Construction .........        43,835   $    1,020,765
   STX Pan Ocean ................................       205,000          527,447
   Tong Yang Investment Bank ....................        39,380          906,231
   TS ...........................................         9,320          524,184
   Youngone .....................................       465,640        4,881,332
                                                                  --------------
                                                                     244,877,434
                                                                  --------------
TAIWAN -- 13.0%
   Ability Enterprise ...........................     1,622,000        3,302,064
   AcBel Polytech* ..............................       221,000          140,012
   Acer .........................................     1,052,014        2,502,884
   Advanced Semiconductor Engineering ...........     3,570,069        4,321,596
   Altek ........................................       855,713        1,539,168
   AmTRAN Technology ............................     2,208,000        3,180,224
   Asustek Computer .............................     1,113,779        3,955,698
   Charoen Pokphand Enterprise ..................     1,580,000          827,745
   China Steel ..................................     1,178,643        1,673,709
   Chung Hung Steel .............................     1,616,000          914,525
   Chunghwa Picture Tubes* ......................     2,394,000        1,005,891
   Chunghwa Telecom .............................     1,954,700        3,763,642
   Compal Electronics ...........................     4,643,226        5,933,327
   Compeq Manufacturing .........................       848,000          380,649
   D-Link .......................................       337,620          764,883
   Enfield Medical ..............................       129,000          266,186
   Far Eastern Textile ..........................    12,217,181       16,290,263
   Far EasTone Telecommunications ...............     9,723,800       12,090,486
   Farglory Developers ..........................        44,000          110,696
   Grand Pacific Petrochemical* .................       728,000          321,562
   HannStar Display* ............................    18,733,500        8,734,970
   High Tech Computer ...........................           884           18,219
   HON HAI Precision Industry ...................        95,463          732,102
   Inventec .....................................        44,388           28,351
   ITEQ .........................................       438,000          604,259
   KGI Securities ...............................     1,064,000          612,069
   King Yuan Electronics ........................       790,285          529,429
   KYE Systems ..................................       246,985          475,917
   Lead Data* ...................................     1,221,000          480,024
   Li Peng Enterprise* ..........................       859,100          315,700

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                ACADIAN EMERGING
                                                               MARKETS PORTFOLIO
                                                               OCTOBER 31, 2007
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------

                                                       SHARES          VALUE
                                                    -----------   --------------
TAIWAN -- CONTINUED
   Macronix International .......................     8,119,245   $    5,327,542
   Makalot Industrial ...........................       135,363          369,729
   Micro-Star International .....................     3,486,658        3,735,658
   Mosel Vitelic ................................     3,540,110        4,018,576
   Nanya Technology .............................     7,769,412        4,924,563
   Phihong Technology ...........................        40,500           36,621
   POU Chen .....................................       739,402          708,871
   Powertech Technology .........................     2,773,018       11,333,506
   President Chain Store ........................        90,000          268,161
   ProMOS Technologies ..........................    14,017,583        3,999,926
   Quanta Computer ..............................     1,399,000        2,353,856
   Quanta Storage ...............................       187,358          306,103
   Realtek Semiconductor ........................       822,000        3,184,651
   Sercomm ......................................       394,000          456,378
   Shih Wei Navigation ..........................     1,326,900        2,803,669
   Shin Kong Financial Holding ..................     4,949,780        4,643,348
   Sigurd Microelectronics ......................       404,184          289,784
   Siliconware Precision Industries .............     5,756,664       12,087,138
   Sintek Photronic* ............................     1,241,000          444,043
   Tainan Spinning ..............................     1,040,000          526,706
   Taiwan Mobile ................................     1,352,000        1,824,950
   Taiwan Surface Mounting Technology ...........       246,100          575,890
   Tatung* ......................................     1,300,000          716,391
   Tung Ho Steel Enterprise .....................       835,000        1,247,452
   U-Ming Marine Transport ......................     1,009,000        3,317,644
   Unitech Printed Circuit Board ................       926,369        1,040,308
   United Microelectronics ......................    14,795,558        9,706,873
   Universal Scientific Industrial ..............       509,540          389,386
   Vanguard International Semiconductor .........     1,429,009        1,232,305
   Wan Hai Lines ................................       248,000          251,930
   Wistron ......................................           289              582
   WPG Holdings .................................     2,417,083        4,025,786
                                                                  --------------
                                                                     161,964,576
                                                                  --------------
THAILAND -- 6.0%
   Aromatics Thailand ...........................     1,653,700        3,461,756
   Bangkok Bank .................................       206,500          766,156

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                ACADIAN EMERGING
                                                               MARKETS PORTFOLIO
                                                               OCTOBER 31, 2007
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------

                                                       SHARES          VALUE
                                                    -----------   --------------
THAILAND -- CONTINUED
   Banpu ........................................       122,400   $    1,612,705
   CalComp Electronics ..........................     8,904,000        3,031,059
   Electricity Generating* ......................       302,200        1,069,136
   IRPC .........................................    22,325,851        4,435,011
   Krung Thai Bank ..............................     1,667,800          564,491
   Precious Shipping ............................       695,500          625,320
   PTT ..........................................     2,981,800       36,800,451
   PTT Chemical .................................       272,300        1,107,921
   PTT Exploration & Production .................     1,029,500        4,951,084
   Rayong Refinery ..............................     2,120,300        1,587,291
   Siam Commercial Bank .........................       390,100        1,100,551
   Siam Steel International .....................     5,280,000          797,479
   Thai Oil .....................................     4,169,600       11,882,776
   Thoresen Thai Agencies .......................       826,600        1,487,886
   TPI Polene ...................................       481,500          228,991
                                                                  --------------
                                                                      75,510,064
                                                                  --------------
TURKEY -- 6.2%
   Akbank .......................................     2,049,804       18,924,593
   Dogan Sirketler Grubu Holdings* ..............     3,424,520        7,653,290
   Dogan Yayin Holding* .........................       101,647          518,967
   Ford Otomotiv Sanayi .........................        43,017          509,328
   Haci Omer Sabanci Holding ....................       815,679        5,627,016
   Petkim Petrokimya Holding* ...................       223,200        1,863,650
   Petrol Ofisi* ................................       389,321        2,033,232
   Tupras Turkiye Petrol Rafine .................       173,762        4,975,243
   Turk Hava Yollari* ...........................        94,040          678,878
   Turk Sise ve Cam Fabrikalari .................     8,120,604       18,020,597
   Turkcell Iletisim Hizmet .....................       179,761        1,764,842
   Turkiye Garanti Bankasi, Cl C ................       503,257        4,689,899
   Turkiye Sinai Kalkinma Bankasi* ..............       281,280          480,723
   Usas Ucak Servisi ............................       272,052          643,232
   Uzel Makina Sanayii* .........................       192,205          389,812
   Vestel Elektronik Sanayi* ....................       255,672          764,568
   Yapi ve Kredi Bankasi* .......................     1,925,611        7,567,790
                                                                  --------------
                                                                      77,105,660
                                                                  --------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                ACADIAN EMERGING
                                                               MARKETS PORTFOLIO
                                                               OCTOBER 31, 2007
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCK -- CONCLUDED
--------------------------------------------------------------------------------

                                                       SHARES          VALUE
                                                    -----------   --------------
UNITED KINGDOM -- 0.2%
   Anglo American ...............................        34,903   $    2,422,910
                                                                  --------------
VENEZUELA -- 0.0%
   Cia Anonima Nacional Telefonos de Venezuela,
      Cl D ......................................           109              142
                                                                  --------------
   TOTAL COMMON STOCK
      (Cost $565,803,471) .......................                  1,048,430,588
                                                                  --------------

--------------------------------------------------------------------------------
PREFERRED STOCK -- 14.7%
--------------------------------------------------------------------------------
BRAZIL -- 14.7%
   Banco Bradesco ...............................     1,611,186       54,802,879
   Centrais Eletricas Brasileiras, Cl A .........       110,600        1,689,038
   Centrais Eletricas de Santa Catarina, Ser B ..        49,600        1,374,351
   Cia Brasileira de Distribuicao Grupo Pao de
      Acucar ....................................             1               16
   Cia Paranaense de Energia, Ser B .............       267,600        4,419,494
   Elektro Eletricidade e Servicos ..............           638                5
   Embratel Participacoes .......................            60               --
   Investimentos Itau ...........................     5,761,670       43,395,004
   Lojas Americanas .............................             3               35
   Metalurgica Gerdau ...........................       513,938       20,721,628
   Noxville Investimentos* ......................           455               --
   Petroleo Brasileiro ..........................       909,600       37,963,580
   Telecomunicacoes de Sao Paulo ................        16,500          567,435
   Tractebel Energia, Ser B* ....................             1               --
   Usinas Siderurgicas de Minas Gerais, Ser A ...       244,700       19,207,117
   Vale do Rio Doce* ............................        19,960               --
                                                                  --------------
   TOTAL PREFERRED STOCK
      (Cost $72,624,131) ........................                    184,140,582
                                                                  --------------

--------------------------------------------------------------------------------
RIGHTS -- 0.0%*
--------------------------------------------------------------------------------
BRAZIL -- 0.0%
   Ambev, Expires 04/30/08 ......................            32               --
   Embratel Participacoes, Expires 11/19/07 .....            17               --
                                                                  --------------
                                                                              --
                                                                  --------------
TURKEY -- 0.0%
   Anadolu Sigorta, Expires 04/30/08 (a) ........       152,631          286,306
                                                                  --------------
   TOTAL RIGHTS
      (Cost $218,419) ...........................                        286,306
                                                                  --------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                ACADIAN EMERGING
                                                               MARKETS PORTFOLIO
                                                               OCTOBER 31, 2007
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
MASTER NOTE -- 0.4%
--------------------------------------------------------------------------------

                                                        FACE
                                                       AMOUNT          VALUE
                                                    -----------   --------------
   Bear Stearns, 5.138%
      (Cost $5,000,000) (c) (d)..................   $ 5,000,000   $    5,000,000
                                                                  --------------

--------------------------------------------------------------------------------
COMMERCIAL PAPER -- 0.4%
--------------------------------------------------------------------------------
   Concord Minutemen Capital, 144A
      5.003% (c) (d)
      (Cost $4,996,528) .........................     5,000,000        4,996,528
                                                                  --------------

--------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 1.2%
--------------------------------------------------------------------------------
   Lehman Brothers
   5.018%, dated 10/31/07, to be repurchased on
      11/1/07, repurchased price $14,594,216
      (collateralized by Mortgage Backed
      Securities, par values ranging from
      $621,000 - 309,710,000, 0.124%-5.25%,
      04/25/18 - 02/12/51; with a total market
      value of $14,748,339) (c)
         (Cost $14,592,182) .....................    14,592,182       14,592,182
                                                                  --------------
TOTAL INVESTMENTS -- 100.6%
      (Cost $663,234,731) .......................                 $1,257,446,186
                                                                  ==============

      PERCENTAGES ARE BASED ON NET ASSETS OF $1,250,126,976.

  *   NON INCOME PRODUCING SECURITY.

(a) SECURITIES FAIR VALUED IN ACCORDANCE WITH FAIR VALUE PROCEDURES (SEE NOTE 2 ON PAGE 21).

(b) THESE SECURITIES OR A PARTIAL POSITION OF THESE SECURITIES WERE ON LOAN. THE TOTAL VALUE OF THE SECURITIES ON LOAN AS OF OCTOBER 31, 2007 WAS $22,898,760.

(c) THIS SECURITY WAS PURCHASED WITH CASH COLLATERAL HELD FROM SECURITIES ON LOAN. THE TOTAL VALUE OF SUCH SECURITIES AS OF OCTOBER 31, 2007 WAS $24,588,710.

(d)   RATE SHOWN IS EFFECTIVE YIELD AT TIME OF PURCHASE.

      144A SECURITY EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT OF 1933. THIS SECURITY MAY BE RESOLD IN TRANSACTIONS EXEMPT FROM REGISTRATION, NORMALLY TO QUALIFIED INSTITUTIONAL BUYERS. ON OCTOBER 31, 2007, THE VALUE OF THESE SECURITIES AMOUNTED TO $4,996,528, REPRESENTING 0.4% OF NET ASSETS.

ADR   AMERICAN DEPOSITARY RECEIPT
 CL   CLASS
SER   SERIES

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                ACADIAN EMERGING
                                                               MARKETS PORTFOLIO
                                                               OCTOBER 31, 2007

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

ASSETS
   Investments at value+ (Cost $663,234,731) ..........................................   $ 1,257,446,186
   Foreign currency, at value (Cost $25,149,677) ......................................        25,731,737
   Dividends receivable ...............................................................         1,508,129
   Receivable for capital shares sold .................................................         1,039,190
                                                                                          ---------------
   Total Assets .......................................................................     1,285,725,242
                                                                                          ---------------
LIABILITIES
   Obligation to return securities lending collateral .................................        24,588,710
   Accrued foreign capital gains tax on appreciated securities ........................         4,428,395
   Payable to custodian ...............................................................         3,978,052
   Payable for capital shares redeemed ................................................         1,027,294
   Payable to Investment Adviser ......................................................           997,190
   Payable due to Administrator .......................................................            78,108
   Chief Compliance Officer Fees Payable ..............................................             2,270
   Payable due to Trustee .............................................................             2,026
   Accrued expenses ...................................................................           496,221
                                                                                          ---------------
   Total Liabilities ..................................................................        35,598,266
                                                                                          ---------------
NET ASSETS ............................................................................   $ 1,250,126,976
                                                                                          ===============
NET ASSETS CONSIST OF:
   Paid-in-Capital ....................................................................   $   404,252,418
   Undistributed net investment income ................................................        14,000,713
   Accumulated net realized gain on investments and foreign currency transactions .....       241,448,208
   Net unrealized appreciation on investments .........................................       594,211,455
   Net unrealized appreciation on foreign currencies and translation of other assets
      and liabilities denominated in foreign currencies ...............................           642,577
   Accumulated foreign capital gains tax on appreciated securities ....................        (4,428,395)
                                                                                          ---------------
NET ASSETS ............................................................................   $ 1,250,126,976
                                                                                          ===============
INSTITUTIONAL CLASS SHARES:
   Outstanding shares of beneficial interest
      (unlimited authorization -- no par value) .......................................        28,338,618

Net Asset Value, Offering and Net Redemption Price Per Share ..........................   $         44.11
                                                                                          ===============

+     INCLUDES MARKET VALUE OF SECURITIES ON LOAN FOR $22,898,760

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                               ACADIAN EMERGING
                                                              MARKETS PORTFOLIO
                                                              FOR THE YEAR ENDED
                                                              OCTOBER 31, 2007

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

INVESTMENT INCOME:
   Dividends ..........................................................................   $    31,910,816
   Security Lending Income ............................................................            24,058
   Less: Foreign Taxes Withheld .......................................................        (3,793,873)
                                                                                          ---------------
TOTAL INVESTMENT INCOME ...............................................................        28,141,001
                                                                                          ---------------
EXPENSES:
   Investment Advisory Fees ...........................................................         9,298,126
   Adminstration Fees .................................................................           821,931
   Chief Compliance Officer Fees ......................................................             9,822
   Trustees' Fees .....................................................................             8,340
   Custodian Fees .....................................................................         1,595,307
   Shareholder Servicing Fees .........................................................           723,330
   Transfer Agent Fees ................................................................           219,189
   Printing Fees ......................................................................            75,420
   Legal Fees .........................................................................            48,399
   Audit Fees .........................................................................            19,424
   Filing and Registration Fees .......................................................            18,325
   Line of Credit Fees ................................................................             4,490
   Other Expenses .....................................................................            62,726
                                                                                          ---------------
   TOTAL EXPENSES .....................................................................        12,904,829
                                                                                          ---------------
LESS:
   Fees Paid Indirectly -- (See Note 4) ...............................................           (42,385)
                                                                                          ---------------
   NET EXPENSES .......................................................................        12,862,444
                                                                                          ---------------
   NET INVESTMENT INCOME ..............................................................        15,278,557
                                                                                          ---------------
NET REALIZED GAIN ON:
   Investments ........................................................................       242,400,629
   Foreign Currency Transactions ......................................................            93,514
                                                                                          ---------------
NET REALIZED GAIN ON INVESTMENTS
   AND FOREIGN CURRENCY TRANSACTIONS ..................................................       242,494,143
                                                                                          ---------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
   Investments ........................................................................       280,202,596
   Foreign Capital Gains Tax on Appreciated Securities ................................        (4,428,395)
   Foreign Currency Transactions ......................................................           656,702
                                                                                          ---------------
NET CHANGE IN UNREALIZED APPRECIATION .................................................       276,430,903
                                                                                          ---------------
NET GAIN ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS .............................       518,925,046
                                                                                          ---------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..................................   $   534,203,603
                                                                                          ===============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                ACADIAN EMERGING
                                                               MARKETS PORTFOLIO

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                          YEAR ENDED        YEAR ENDED
                                                                          OCTOBER 31,       OCTOBER 31,
                                                                             2007              2006
                                                                        ---------------   ---------------
OPERATIONS:
   Net Investment Income ............................................   $    15,278,557   $    15,934,067
   Net Realized Gain on Investments and
      Foreign Currency Transactions .................................       242,494,143       146,648,140
   Net Change in Unrealized Appreciation on
      Investments, Foreign Capital Gains Tax on Appreciated
      Securities and Foreign Currency Transactions ..................       276,430,903       113,194,112
                                                                        ---------------   ---------------
   NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .............       534,203,603       275,776,319
                                                                        ---------------   ---------------
DIVIDENDS AND DISTRIBUTIONS:
   Net Investment Income ............................................       (15,688,561)      (11,586,612)
   Net Realized Gains ...............................................      (148,256,104)      (65,510,853)
                                                                        ---------------   ---------------
      TOTAL DIVIDENDS AND DISTRIBUTIONS .............................      (163,944,665)      (77,097,465)
                                                                        ---------------   ---------------
CAPITAL SHARE TRANSACTIONS:
   Issued ...........................................................       149,028,877       191,075,490
   Reinvestment of Distributions ....................................       138,638,373        68,748,739
   Redemption Fees -- (See Note 2) ..................................            30,639            74,348
   Redeemed .........................................................      (245,310,675)     (324,113,357)
                                                                        ---------------   ---------------
   NET INCREASE (DECREASE) IN NET ASSETS FROM
      CAPITAL SHARE TRANSACTIONS ....................................        42,387,214       (64,214,780)
                                                                        ---------------   ---------------
      TOTAL INCREASE IN NET ASSETS ..................................       412,646,152       134,464,074
                                                                        ---------------   ---------------
NET ASSETS:
   Beginning of Year ................................................       837,480,824       703,016,750
                                                                        ---------------   ---------------
   End of Year (including undistributed net investment income
      of $14,000,713 and $14,411,457, respectively) .................   $ 1,250,126,976   $   837,480,824
                                                                        ===============   ===============
SHARE TRANSACTIONS:
   Issued ...........................................................         4,683,715         6,567,125
   Reinvestment of Distributions ....................................         4,960,483         2,720,027
   Redeemed .........................................................        (8,083,297)      (11,384,827)
                                                                        ---------------   ---------------
   NET INCREASE (DECREASE) IN SHARES OUTSTANDING FROM
      SHARE TRANSACTIONS ............................................         1,560,901        (2,097,675)
                                                                        ===============   ===============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                ACADIAN EMERGING
                                                               MARKETS PORTFOLIO

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                SELECTED PER SHARE DATA & RATIOS
                                  FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                  YEARS ENDED OCTOBER 31,
                                             -----------------------------------------------------------------
                                                 2007           2006          2005          2004       2003
                                             -----------     ---------     ---------     ---------   ---------
Net Asset Value,
   Beginning of Period ...................   $     31.28     $   24.35     $   18.50     $   14.11   $    9.06
                                             -----------     ---------     ---------     ---------   ---------
Income from Operations
   Net Investment Income .................          0.53*         0.53*         0.44*         0.19*       0.09*
   Net Realized and Unrealized Gain ......         18.34          9.04          5.95          4.21        4.99
                                             -----------     ---------     ---------     ---------   ---------
   Total from Operations .................         18.87          9.57          6.39          4.40        5.08
                                             -----------     ---------     ---------     ---------   ---------
Payment by Affiliate .....................            --            --            --          0.00**        --
                                             -----------     ---------     ---------     ---------   ---------
Redemption Fees ..........................          0.00**        0.00**        0.00**        0.04        0.02
                                             -----------     ---------     ---------     ---------   ---------
Dividends and Distributions:
   Net Investment Income .................         (0.51)        (0.37)        (0.08)        (0.05)      (0.05)
   Net Realized Gains ....................         (5.53)        (2.27)        (0.46)           --          --
                                             -----------     ---------     ---------     ---------   ---------
   Total Dividends and
      Distributions ......................         (6.04)        (2.64)        (0.54)        (0.05)      (0.05)
                                             -----------     ---------     ---------     ---------   ---------
Net Asset Value, End of Period ...........   $     44.11     $   31.28     $   24.35     $   18.50   $   14.11
                                             ===========     =========     =========     =========   =========
TOTAL RETURN+ ............................         72.00%        42.04%        35.27%        31.55%      56.63%
                                             ===========     =========     =========     =========   =========
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period
   (Thousands) ...........................   $ 1,250,127     $ 837,481     $ 703,017     $ 545,593   $ 163,215
Ratio of Expenses to Average
   Net Assets ............................          1.39%(1)      1.39%(1)      1.47%(1)      1.60%       1.85%
Ratio of Net Investment Income
   to Average Net Assets .................          1.64%         1.86%         2.01%         1.14%       0.84%
Portfolio Turnover Rate ..................            59%           40%           54%           94%        110%

  *   PER SHARE AMOUNTS FOR THE PERIOD ARE BASED ON AVERAGE OUTSTANDING SHARES.

 **   AMOUNT WAS LESS THAN $0.01 PER SHARE.

  + TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED. RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON PORTFOLIO DISTRIBUTIONS OR THE REDEMPTION OF PORTFOLIO SHARES. THERE WAS NO EFFECT ON THE TOTAL RETURN OF THE PORTFOLIO RESULTING FROM THE PAYMENT BY AFFILIATE IN 2004.

(1) THE RATIO OF EXPENSES TO AVERAGE NET ASSETS FOR YEARS ENDED OCTOBER 31, 2007, OCTOBER 31, 2006 AND OCTOBER 31, 2005, EXCLUDES THE EFFECT OF FEES PAID INDIRECTLY. IF THESE EXPENSE OFFSETS WERE INCLUDED, THE RATIOS WOULD HAVE BEEN 1.38%, 1.38% AND 1.46%, RESPECTIVELY.

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR ROUNDED TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                ACADIAN EMERGING
                                                               MARKETS PORTFOLIO

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
1. ORGANIZATION:

The Advisors' Inner Circle Fund (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company with 36 portfolios. The financial statements herein are those of the Acadian Emerging Markets Portfolio (the "Portfolio"). The investment objective of the Portfolio is to seek long-term capital appreciation by investing primarily in common stocks of emerging country issuers. The financial statements of the remaining portfolios are presented separately. The assets of each portfolio are segregated, and a shareholder's interest is limited to the portfolio in which shares are held.

As of December 8, 2004, the Portfolio was closed to new investors.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Portfolio.

      USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reported period. Actual results could differ from those estimates, and could have a material impact on the Portfolio.

      SECURITY VALUATION -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to


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                                                               MARKETS PORTFOLIO

--------------------------------------------------------------------------------

      identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Portfolio are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Portfolio seeks to obtain a bid price from at least one independent broker.

      Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Portfolio's Board of Trustees (the "Board"). The Portfolio's Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

      For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security's last trade and the time at which the Portfolio calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Portfolio calculates net asset value if an event that could materially affect the value of those securities (a "Significant Event") has occurred between the time of the security's last close and the time that the Portfolio calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the Adviser of the Portfolio becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Portfolio calculates net asset value, it may request that a Committee meeting be called. In addition, the Portfolio's Administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing


                                       20

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THE ADVISORS' INNER CIRCLE FUND                                ACADIAN EMERGING
                                                               MARKETS PORTFOLIO

--------------------------------------------------------------------------------

      prices received earlier from foreign exchanges or markets may not reflect market value at the time the Portfolio calculates net asset value. If price movements in a monitored index or security exceed levels established by the Administrator, the Administrator notifies the Adviser for the Portfolio that such limits have been exceeded. In such event, the Adviser makes the determination whether a Committee meeting should be called based on the information provided.

      The Portfolio uses FT Interactive Data Corp. ("FT") as a third party fair valuation vendor. FT provides a fair value for foreign securities in the Portfolio based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by FT in the event that there is a movement in the U.S. market that exceeds a specific threshold established by the Committee. The Committee establishes a "confidence interval" which is used to determine the level of correlation between the value of a foreign security and movements in the U.S. market before a particular security is fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the Portfolio values its non-U.S. securities that exceed the applicable "confidence interval" based upon the fair values provided by FT. In such event, it is not necessary to hold a Committee meeting. In the event that the Adviser believes that the fair values provided by FT are not reliable, the Adviser contacts the Portfolio's Administrator and may request that a meeting of the Committee be held.

      If a local market in which the Portfolio owns securities is closed for one or more days, the Portfolio shall value all securities held in that corresponding currency based on the fair value prices provided by FT using the predetermined confidence interval discussed above.

      As of October 31, 2007, the total market value of securities valued in accordance with the Fair Valued Procedures was $1,048,716,894.

      SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on trade date. Costs used in determining realized gains or losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on an accrual basis.

      FOREIGN CURRENCY TRANSLATION -- The books and records of the Portfolio are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Portfolio does not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from


                                       21

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                                                               MARKETS PORTFOLIO

--------------------------------------------------------------------------------

      fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent amounts actually received or paid.

      FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS -- The Portfolio may enter into forward foreign currency exchange contracts to protect the value of securities held and related receivables and payables against changes in future foreign exchange rates. A forward currency contract is an agreement between two parties to buy and sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the current forward rate and the change in market value is recorded by the Portfolio as unrealized gain or loss. The Portfolio recognizes realized gains or losses when the contract is closed, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Risks may also arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts at the date of default. As of October 31, 2007, the Portfolio had no open forward foreign currency contracts.

      REPURCHASE AGREEMENTS -- In connection with transactions involving repurchase agreements, a third party custodian bank takes possession of the underlying securities ("collateral"), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. In the event of default on the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

      EXPENSES -- Most expenses of the Trust can be directly attributed to a particular portfolio. Expenses that cannot be directly attributed to a particular portfolio or share class are apportioned among the portfolios of the Trust based on the number of portfolios and/or relative net assets.


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                                                               MARKETS PORTFOLIO

--------------------------------------------------------------------------------

      DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Portfolio distributes substantially all of its net investment income, if any, annually. Any net realized capital gains will be distributed at least annually. All distributions are recorded on ex-dividend date.

      REDEMPTION FEES -- The Portfolio retains a redemption fee of 2.00% on redemptions of capital shares held for less than 90 days. For the year ended October 31, 2007, there were $30,639 in redemption fees retained.

3. TRANSACTIONS WITH AFFILIATES:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the "Administrator"), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

A portion of the services provided by the Chief Compliance Officer ("CCO") and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust's Advisors and service providers as required by SEC regulations. The CCO's services have been approved by and are reviewed by the Board.

4. ADMINISTRATIVE SERVICES, DISTRIBUTION AGREEMENTS, SHAREHOLDER SERVICING, AND CUSTODIAN AGREEMENT:

The Portfolio and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services for an annual fee equal to the higher of $125,000 for one portfolio, $250,000 for two portfolios, $350,000 for three portfolios, plus $75,000 per additional portfolio, plus $20,000 per additional class or 0.12% of the first $250 million, 0.10% of the next $250 million, 0.08% of the next $250 million and 0.04% of any amount above $750 million of the Portfolio's average daily net assets.

The Trust and the Distributor are parties to a Distribution Agreement. The Distributor receives no fees under the agreement.

Certain brokers, dealers, banks, trust companies and other financial representatives received compensation from the Portfolio for providing a variety of services, including record keeping and transaction processing. Such fees were based on the assets of the Portfolio that were serviced by the financial representative. Such fees are paid by the Portfolio to the extent that the number of accounts serviced by the financial representative multiplied by the account fee charged by the Portfolio's transfer agent would not exceed the amount that would have been charged had the accounts serviced by the financial representative been registered directly through the transfer


                                       23

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                                                               MARKETS PORTFOLIO

--------------------------------------------------------------------------------

agent. All fees in excess of this amount are paid by Acadian Asset Management Inc. (the "Adviser"), an affiliate of Old Mutual (US) Holdings, Inc.

DST Systems, Inc. (the "Transfer Agent") serves as the transfer agent and dividend disbursing agent for the Portfolio under a transfer agency agreement.

The Portfolio earned cash management credits which are used to offset transfer agent expenses. This amount is labeled as "Fees Paid Indirectly" on the Statement of Operations.

Union Bank of California, N.A. acts as custodian (the "Custodian") for the Portfolio. The Custodian plays no role in determining the investment policies of the Portfolio or which securities are to be purchased or sold by the Portfolio.

5. INVESTMENT ADVISORY AGREEMENT:

Under the terms of an investment advisory agreement, Acadian Asset Management, Inc. (the "Adviser"), an affiliate of Old Mutual (US) Holdings, Inc., provides investment advisory services to the Portfolio at a fee calculated at an annual rate of 1.00% of the Portfolio's average daily net assets. The Adviser has voluntarily agreed to waive a portion of its advisory fees and to assume expenses, if necessary, in order to keep the Portfolio's total annual operating expenses from exceeding 2.50% of the Portfolio's average daily net assets.

6. INVESTMENT TRANSACTIONS:

For the year ended October 31, 2007, the Portfolio made purchases of $544,309,926 and sales of $648,415,386 of investment securities other than long-term U.S. Government and short-term securities. There were no purchases or sales of long-term U.S. Government securities.

7. LINE OF CREDIT:

The Portfolio entered into an agreement which enables it to participate in a $20 million unsecured committed revolving line of credit with Union Bank of California, N.A. The proceeds from the borrowings shall be used to finance the Portfolio's short term general working capital requirements, including the funding of shareholder redemptions. Interest is charged to the Portfolio based on its borrowings at the current reference rate. For the year ended October 31, 2007, the Portfolio had borrowing costs of $4,490.

8. FEDERAL TAX INFORMATION:

It is the Portfolio's intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes has been made in the financial statements.


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                                                               MARKETS PORTFOLIO

--------------------------------------------------------------------------------

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing book and tax treatments for foreign currency transactions.

Permanent book and tax basis differences relating to shareholder distributions may result in reclassifications to undistributed net investment income (loss), accumulated net realized gain (loss) and paid-in capital. These differences are due to foreign currency gains and losses and foreign tax withholding reclass. Permanent book and tax differences resulted in a reclassification of $(740) from undistributed net investment income and a reclassification of $740 to accumulated net realized gain. These reclassifications had no impact on the net assets or net asset value of the Portfolio.

The tax character of dividends and distributions paid during the last two fiscal years were as follows:

                                        ORDINARY     LONG-TERM
                                         INCOME     CAPITAL GAIN       TOTAL
                                      -----------   ------------   -------------
2007                                  $21,441,758   $142,502,907   $163,944,665
2006                                   31,142,478     45,954,987     77,097,465

As of October 31, 2007, the components of Distributable Earnings on a tax basis were as follows:

   Undistributed Ordinary Income                                   $ 40,094,500
   Undistributed Long-Term Capital Gain                             216,059,149
   Net Unrealized Appreciation                                      589,720,909
                                                                   ------------
   Total Distributable Earnings                                    $845,874,558
                                                                   ============

For Federal income tax purposes, capital loss carryforwards represent realized losses of the Portfolio that may be carried forward for a maximum period of eight years and applied against future capital gains. As of October 31, 2007, there were no capital loss carryforwards.

The  Federal  tax  cost  and  aggregate  gross   unrealized   appreciation   and
depreciation on investments, held by the Portfolio at October 31, 2007, were as follows:

                  AGGREGATED         AGGREGATED
  FEDERAL TAX   GROSS UNREALIZED   GROSS UNREALIZED   NET UNREALIZED
     COST         APPRECIATION       DEPRECIATION      APPRECIATION
-------------   ----------------   ----------------   --------------
$663,939,459      $599,112,895       $(5,606,168)     $593,506,727


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                                                               MARKETS PORTFOLIO

--------------------------------------------------------------------------------

9. CONCENTRATION OF RISK:

When the Portfolio invests in foreign securities, it will be subject to risks not typically associated with domestic securities. Although ADRs and GDRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies, they are also subject to many of the risks associated with investing directly in foreign securities. Foreign investments, especially investments in emerging markets, can be riskier and more volatile than investments in the United States. Adverse political and economic developments or changes in the value of foreign currency can make it more difficult for the Portfolio to sell its securities and could reduce the value of your shares. Differences in tax and accounting standards and difficulties in obtaining information about foreign companies can negatively affect investment decisions. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed.

The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on either income or gains realized or repatriated. The Portfolio accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains earned.

At October 31, 2007, the net assets of the Portfolio were substantially comprised of foreign denominated securities and/or currency. Changes in currency exchange rates will affect the value of and investment income from such securities and currency.

10. OTHER:

At October 31, 2007, 51% of total shares outstanding were held by one record shareholder. This shareholder was comprised of an omnibus account that was held on behalf of several individual shareholders.

In the normal course of business, the Portfolio enters into contracts that provide general indemnifications. The Portfolio's maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

11. LOANS OF PORTFOLIO SECURITIES:

The Portfolio may lend portfolio securities pursuant to a securities lending agreement ("Lending Agreement") with Union Bank of California. Unless otherwise agreed, loans of Portfolio securities made pursuant to the Lending Agreement are required at


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                                                               MARKETS PORTFOLIO

--------------------------------------------------------------------------------

all times to be secured by collateral equal to at least 105% of the current market value of the securities loaned. Cash collateral received is invested pursuant to the terms of the Lending Agreement. All such investments are made at the risk of the Portfolio, as such, the Portfolio is liable for investment losses. The Portfolio receives a fee for its participation in the Lending Agreement based on its lending activity.

12. ACCOUNTING PRONOUNCEMENTS:

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Portfolio's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. SEC guidance allows implementing FIN 48 as late as the Portfolio's last net asset value calculation in the first required financial statement reporting period. As a result, the Portfolio will adopt FIN 48 in its semi-annual report on April 30, 2008. As of October 31, 2007, the Portfolio's management has not yet completed its evaluation of the impact that will result from adopting FIN 48, the management does not anticipate a material impact to the financial statements.

In September 2006, the FASB issued STATEMENT ON FINANCIAL  ACCOUNTING  STANDARDS
(SFAS) NO. 157, "FAIR VALUE MEASUREMENTS." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of October 31, 2007, the Portfolio does not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the statement of changes in net assets for a fiscal period.


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                                                               MARKETS PORTFOLIO

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Board of Trustees of
The Advisors' Inner Circle Fund and Shareholders of
Acadian Emerging Markets Portfolio

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Acadian Emerging Markets Portfolio (one of the portfolios constituting The Advisors' Inner Circle Fund, hereafter referred to as the "Trust") at October 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2007 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 21, 2007


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                                                               MARKETS PORTFOLIO

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--------------------------------------------------------------------------------
DISCLOSURE OF PORTFOLIO EXPENSES (UNAUDITED)
--------------------------------------------------------------------------------
All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns. Operating expenses such as these are deducted from a mutual fund's gross income and directly reduce your final investment return. These expenses are expressed as a percentage of a mutual fund's average net assets; this percentage is known as a mutual fund's expense ratio. The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Portfolio and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period. The table below illustrates your Portfolio's costs in two ways:

ACTUAL PORTFOLIO RETURN. This section helps you to estimate the actual expenses that your Portfolio incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Portfolio, and the "Ending Account Value" number is derived from deducting that expense cost from the Portfolio's gross investment return.

You can use this information, together with the actual amount you invested in the Portfolio, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Portfolio under "Expenses Paid During Period."

HYPOTHETICAL 5% RETURN. This section helps you compare your Portfolio's costs with those of other mutual funds. It assumes that the Portfolio had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Portfolio's comparative cost by comparing the hypothetical result for your Portfolio in the "Expense Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the return is set at 5% for comparison purposes -- NOT your Portfolio's actual return -- the account values shown do not apply to your specific investment.

                                  BEGINNING     ENDING                 EXPENSES
                                   ACCOUNT     ACCOUNT    ANNUALIZED     PAID
                                    VALUE       VALUE      EXPENSE      DURING
                                   5/1/07      10/31/07     RATIOS      PERIOD*
--------------------------------------------------------------------------------
ACADIAN EMERGING MARKETS PORTFOLIO
--------------------------------------------------------------------------------
ACTUAL PORTFOLIO RETURN           $1,000.00   $1,490.70         1.38%  $   8.66
HYPOTHETICAL 5% RETURN             1,000.00    1,018.25         1.38       7.02
--------------------------------------------------------------------------------

* Expenses are equal to the Portfolio's annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365.

THE ADVISORS' INNER CIRCLE FUND                                ACADIAN EMERGING
                                                               MARKETS PORTFOLIO

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)
--------------------------------------------------------------------------------
Set forth below are the names, age, position with the Trust, length of term of office, and the principal occupations for the last five years of each of the persons currently serving as Trustees and Officers of the Trust. Trustees who are deemed not to be "interested persons" of the Trust are referred to as "Independent Board Members." Messrs. Nesher and Doran are Trustees who may be deemed to be "interested" persons of the

                                                                    TERM OF
                                    POSITION(S)                    OFFICE AND
  NAME, ADDRESS,                     HELD WITH                     LENGTH OF
      AGE 1                          THE TRUST                   TIME SERVED 2
--------------------------------------------------------------------------------
INTERESTED
BOARD MEMBERS
-------------

ROBERT A. NESHER                     Chairman                     (Since 1991)
61 yrs. old                        of the Board
                                    of Trustees

--------------------------------------------------------------------------------

1 Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

2 Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

THE ADVISORS' INNER CIRCLE FUND                                ACADIAN EMERGING
                                                               MARKETS PORTFOLIO

--------------------------------------------------------------------------------

Trust as that term is defined in the 1940 Act by virtue of their affiliation with the Trust's Distributor. The Trust's Statement of Additional Information ("SAI") includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-866-226-6161. The following chart lists Trustees and Officers as of November 15, 2007.

                                           NUMBER OF
                                           PORTFOLIOS
                                        IN THE ADVISORS'
                                       INNER CIRCLE FUND
      PRINCIPAL OCCUPATION(S)          OVERSEEN BY BOARD              OTHER DIRECTORSHIPS
        DURING PAST 5 YEARS                 MEMBER                   HELD BY BOARD MEMBER 3
----------------------------------------------------------------------------------------------------
SEI employee 1974-present. Currently           36          Trustee of The Advisors' Inner
performs various services on behalf                        Circle Fund II, Bishop Street Funds,
of SEI Investments for which                               SEI Asset Allocation Trust, SEI
Mr. Nesher is compensated. Executive                       Daily Income Trust, SEI Index Funds.
Vice President of SEI Investments,                         SEI Institutional International Trust,
1986-1994. Director and Executive                          SEI Institutional Investments Trust,
Vice President of the Administrator                        SEI Institutional Managed Trust,
and the Distributor, 1981-1994.                            SEI Liquid Asset Trust, SEI Tax
                                                           Exempt Trust, SEI Opportunity Master
                                                           Fund, L.P., SEI Opportunity Fund, L.P.,
                                                           SEI Global Master Fund, PLC, SEI
                                                           Global Assets Fund, PLC, SEI Global
                                                           Investments Fund, PLC, SEI Investments
                                                           Global, Limited, SEI Investments Global
                                                           Fund Services Limited, SEI Investments
                                                           (Europe) Ltd., SEI Investments-Unit Trust
                                                           Management (UK) Limited, and SEI
                                                           Global Nominee Ltd.
----------------------------------------------------------------------------------------------------

3 Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the 1940 Act.

THE ADVISORS' INNER CIRCLE FUND                                ACADIAN EMERGING
                                                               MARKETS PORTFOLIO

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)
--------------------------------------------------------------------------------

                                                               TERM OF
                                      POSITION(S)            OFFICE AND
     NAME, ADDRESS,                    HELD WITH              LENGTH OF
          AGE 1                        THE TRUST            TIME SERVED 2
--------------------------------------------------------------------------------
INTERESTED
BOARD MEMBERS (CONTINUED)
-------------------------

WILLIAM M. DORAN                        Trustee              (Since 1992)
1701 Market Street,
Philadelphia, PA 19103
67 yrs. old

--------------------------------------------------------------------------------
INDEPENDENT
BOARD MEMBERS
-------------

JAMES M. STOREY                         Trustee              (Since 1994)
76 yrs. old

--------------------------------------------------------------------------------
GEORGE J. SULLIVAN, JR.                 Trustee              (Since 1999)
65 yrs. old

--------------------------------------------------------------------------------

1 Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

2 Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

THE ADVISORS' INNER CIRCLE FUND                                ACADIAN EMERGING
                                                               MARKETS PORTFOLIO

--------------------------------------------------------------------------------

                                               NUMBER OF
                                              PORTFOLIOS
                                           IN THE ADVISORS'
                                           INNER CIRCLE FUND
         PRINCIPAL OCCUPATION(S)           OVERSEEN BY BOARD              OTHER DIRECTORSHIPS
           DURING PAST 5 YEARS                   MEMBER                  HELD BY BOARD MEMBER 3
--------------------------------------------------------------------------------------------------------
Self Employed Consultant since 2003.               36          Director of SEI Investments Company
Partner, Morgan, Lewis & Bockius LLP                           and SEI Investments Distribution Co.,
(law firm) from 1976-2003, counsel to                          SEI Investments-Global Fund Services,
the Trust, SEI Investments, the                                Limited, SEI Investments Global
Administrator and the Distributor.                             Limited, SEI Investments (Europe),
Director of SEI Investments since 1974;                        Limited, SEI Investments (Asia) Limited,
Secretary of SEI Investments since 1978.                       SEI Asset Korea Co., Ltd. Trustee of
                                                               The Advisors' Inner Circle Fund II,
                                                               SEI Investments, Bishop Street Funds,
                                                               SEI Asset Allocation Trust, SEI Daily
                                                               Income Trust, SEI Index Funds, SEI
                                                               Institutional International Trust, SEI
                                                               Institutional Investments Trust, SEI
                                                               Institutional Managed Trust, SEI Liquid
                                                               Asset Trust and SEI Tax Exempt Trust.
--------------------------------------------------------------------------------------------------------

Attorney, Solo Practitioner since 1994.            36          Trustee of The Advisors' Inner Circle
Partner, Dechert, September 1987-                              Fund II, Bishop Street Funds, SEI Asset
December 1993.                                                 Allocation Trust, SEI Daily Income
                                                               Trust, SEI Index Funds, SEI Institutional
                                                               International Trust, SEI Institutional
                                                               Investments Trust, SEI Institutional
                                                               Managed Trust, SEI Liquid Asset Trust
                                                               and SEI Tax Exempt Trust, and the U.S.
                                                               Charitable Gift Trust.
--------------------------------------------------------------------------------------------------------

Chief Executive Officer, Newfound                  36          Trustee, State Street Navigator
Consultants, Inc. since April 1997.                            Securities Lending Trust, since 1995.
General Partner, Teton Partners, L.P.,                         Trustee of The Fulcrum Trust. Trustee
June 1991-December 1996; Chief                                 of the Advisors' Inner Circle Fund II,
Financial Officer, Nobel Partners,                             Bishop Street Funds, SEI Asset
L.P., March 1991-December 1996;                                Allocation Trust, SEI Daily Income
Treasurer and Clerk, Peak Asset                                Trust, SEI Index Funds, SEI Institutional
Management. Inc., since 1991.                                  International Trust, SEI Institutional
                                                               Investments Trust, SEI Institutional
                                                               Managed Trust, SEI Liquid Asset Trust,
                                                               SEI Tax Exempt Trust, SEI Opportunity
                                                               Master Fund, L.P., SEI Absolute Return
                                                               Fund, L.P. and SEI Opportunity
                                                               Fund, L.P.
--------------------------------------------------------------------------------------------------------

3 Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the 1940 Act.

THE ADVISORS' INNER CIRCLE FUND                                ACADIAN EMERGING
                                                               MARKETS PORTFOLIO

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)
--------------------------------------------------------------------------------

                                                                    TERM OF
                                            POSITION(S)           OFFICE AND
     NAME, ADDRESS,                         HELD WITH              LENGTH OF
          AGE 1                             THE TRUST            TIME SERVED 2
--------------------------------------------------------------------------------
INDEPENDENT
BOARD MEMBERS (CONTINUED)
-------------------------

BETTY L. KRIKORIAN                           Trustee              (Since 2005)
64 yrs. old

--------------------------------------------------------------------------------
CHARLES E. CARLBOM                           Trustee              (Since 2005)
73 yrs. old

--------------------------------------------------------------------------------
MITCHELL A. JOHNSON                          Trustee              (Since 2005)
65 yrs. old

--------------------------------------------------------------------------------
OFFICERS
--------
JAMES F. VOLK, CPA                          President             (Since 2003)
45 yrs. old

--------------------------------------------------------------------------------
MICHAEL LAWSON                            Controller and          (Since 2005)
47 yrs. old                          Chief Financial Officer

--------------------------------------------------------------------------------
RUSSELL EMERY                            Chief Compliance         (Since 2006)
44 yrs. old                                  Officer

--------------------------------------------------------------------------------

1 Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

2 Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

THE ADVISORS' INNER CIRCLE FUND                                ACADIAN EMERGING
                                                               MARKETS PORTFOLIO

--------------------------------------------------------------------------------

                                                   NUMBER OF
                                                   PORTFOLIOS
                                                IN THE ADVISORS'
                                               INNER CIRCLE FUND
           PRINCIPAL OCCUPATION(S)             OVERSEEN BY BOARD              OTHER DIRECTORSHIPS
             DURING PAST 5 YEARS                     MEMBER                 HELD BY BOARD MEMBER 3
-----------------------------------------------------------------------------------------------------------
Self-Employed Legal and Financial                      36          Trustee of The Advisors' Inner Circle
Services Consultant since 2003. State                              Fund II and Bishop Street Funds.
Street Bank Global Securities and
Cash Operations from 1995 to 2003.
-----------------------------------------------------------------------------------------------------------
Self-Employed Business Consultant,                     36          Director, Crown Pacific, Inc. Trustee of
Business Project Inc. since 1997.                                  The Advisors' Inner Circle Fund II and
CEO and President, United Grocers                                  Bishop Street Funds.
Inc. from 1997 to 2000.
-----------------------------------------------------------------------------------------------------------
Retired.                                               36          Director, Federal Agricultural Mortgage
                                                                   Corporation. Trustee of The Advisors'
                                                                   Inner Circle Fund II and Bishop Street
                                                                   Funds.
-----------------------------------------------------------------------------------------------------------

Senior Operations Officer, SEI Investments,           N/A                             N/A
Fund Accounting and Administration (1996-
present); Assistant Chief Accountant for the
U.S. Securities and Exchange Commission's
Division of Investment Management
(1993-1996).
-----------------------------------------------------------------------------------------------------------
Director, SEI Investments, Fund Accounting            N/A                             N/A
since July 2005. Manager, SEI Investments
AVP from April 1995 to February 1998 and
November 1998 to July 2005.
-----------------------------------------------------------------------------------------------------------
Director of Investment Product Management             N/A                             N/A
and Development at SEI Investments since
February 2003. Senior Investment Analyst,
Equity team at SEI Investments from March
2000 to February 2003.
-----------------------------------------------------------------------------------------------------------

3 Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the 1940 Act.

THE ADVISORS' INNER CIRCLE FUND                                ACADIAN EMERGING
                                                               MARKETS PORTFOLIO

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)
--------------------------------------------------------------------------------

                                                                    TERM OF
                                           POSITION(S)            OFFICE AND
     NAME, ADDRESS,                        HELD WITH               LENGTH OF
          AGE 1                             THE TRUST             TIME SERVED
--------------------------------------------------------------------------------
OFFICERS (CONTINUED)
--------------------

CAROLYN F. MEAD                          Vice President          (Since 2007)
50 yrs. old                              and Secretary

--------------------------------------------------------------------------------
JAMES NDIAYE                             Vice President          (Since 2004)
39 yrs. old                         and Assistant Secretary

--------------------------------------------------------------------------------
TIMOTHY D. BARTO                    Assistant Vice President     (Since 2000)
39 yrs. old                         and Assistant Secretary

--------------------------------------------------------------------------------
SOFIA ROSALA                        Assistant Vice President     (Since 2006)
33 yrs. old                         and Assistant Secretary

--------------------------------------------------------------------------------
JOSEPH M. GALLO                          Vice President          (Since 2007)
34 yrs. old                         and Assistant Secretary

--------------------------------------------------------------------------------
NICOLE WELCH                              AML Officer            (Since 2005)
30 yrs. old

--------------------------------------------------------------------------------

1 The business address of each officer is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

THE ADVISORS' INNER CIRCLE FUND                                ACADIAN EMERGING
                                                               MARKETS PORTFOLIO

--------------------------------------------------------------------------------

                                                      NUMBER OF
                                                      PORTFOLIOS
                                                   IN THE ADVISORS'
                                                  INNER CIRCLE FUND
            PRINCIPAL OCCUPATION(S)               OVERSEEN BY BOARD    OTHER DIRECTORSHIPS
              DURING PAST 5 YEARS                       MEMBER        HELD BY BOARD MEMBER
------------------------------------------------------------------------------------------
Corporate Counsel of SEI since 2007;                     N/A                   N/A
Associate, Stradley, Ronon, Steven &
Young 2004-2007; Counsel, ING
Variable Annuities, 1999-2002
------------------------------------------------------------------------------------------
Employed by SEI Investments Company                      N/A                   N/A
since 2004. Vice President, Deutsche Asset
Management from 2003-2004. Associate,
Morgan, Lewis & Bockius LLP from 2000-
2003. Counsel, Assistant Vice President,
ING Variable Annuities Group from 1999-2000.
------------------------------------------------------------------------------------------
General Counsel, Vice President and Assistant            N/A                   N/A
Secretary of SEI Investments Global Funds
Services since 1999; Associate, Dechert
(law firm) from 1997-1999; Associate, Richter,
Miller & Finn (law firm) from 1994-1997.
------------------------------------------------------------------------------------------
Vice President and Assistant Secretary of                N/A                   N/A
SEI Investments Management Corp. and
SEI Global Funds Services since 2005.
Compliance Officer of SEI Investments from
2001-2004. Account and Product Consultant
SEI Private Trust Company, 1998-2001.
------------------------------------------------------------------------------------------
Corporate Counsel of SEI since 2007;                     N/A                   N/A
Associate Counsel, ICMA Retirement
Corporation 2004-2007; Federal Investigator,
U.S. Department of Labor 2002-2004;
U.S. Securities and Exchange Commission -
Division of Investment Management, 2003.
------------------------------------------------------------------------------------------
Assistant Vice President and AML Compliance              N/A                   N/A
Officer of SEI Investments since January 2005.
Compliance Analyst at TD Waterhouse from
January 2004 to November 2004. Senior
Compliance Analyst at UBS Financial Services
from October 2002 to January 2004. Knowledge
Management Analyst at PricewaterhouseCoopers
Consulting from September 2000 to October 2002.
------------------------------------------------------------------------------------------

THE ADVISORS' INNER CIRCLE FUND                                ACADIAN EMERGING
                                                               MARKETS PORTFOLIO

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
BOARD CONSIDERATIONS IN RE-APPROVING THE ADVISORY AGREEMENT
--------------------------------------------------------------------------------

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the "1940 Act"), the Board of Trustees (the "Board") of The Advisors' Inner Circle Fund (the "Trust") must annually review and re-approve the existing Advisory Agreement after its initial two-year term: (i) by the vote of the Trustees or by a vote of the shareholders of the Portfolio; and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" of any party thereto, as defined in the 1940 Act (the "Independent Trustees"), cast in person at a meeting called for the purpose of voting on such approval. Each year, the Board calls and holds a meeting to decide whether to renew the Advisory Agreement for an additional one-year term. In preparation for the meeting, the Board requests and reviews a wide variety of information from the Adviser. The Trustees use this information, as well as other information that the Adviser and other service providers of the Portfolio may submit to the Board, to help them decide whether to renew the Advisory Agreement for an additional year.

Prior to this year's meeting held on May 15-16, 2007, the Board, including the Independent Trustees advised by their independent legal counsel, received and reviewed written materials from the Adviser regarding, among other things: (i) the nature, extent and quality of the services to be provided by the Adviser;
(ii) the investment performance of the Portfolio and the Adviser; (iii) the costs of the services to be provided and profits to be realized by the Adviser and its affiliates from the relationship with the Portfolio; (iv) the extent to which economies of scale would be realized as the Portfolio grows; and (v) whether fee levels reflect these economies of scale for the benefit of Portfolio investors, as discussed in further detail below.

At the meeting, representatives from the Adviser, along with other Portfolio service providers, presented additional oral and written information to help the Board evaluate the Adviser's fee and other aspects of the Advisory Agreement. Among other things, the representatives provided a firm overview and discussed professional personnel. The Adviser's representatives then reviewed the investment process and the Portfolio's portfolio characteristics. The Trustees then discussed the written materials that the Board received before the meeting and the Adviser's oral presentation and any other information that the Board received at the meeting, and deliberated on the renewal of the Advisory Agreement in light of this information. In its deliberations, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and the re-approval of the Advisory Agreement, and did not identify any single piece of information discussed below that was all-important, controlling or determinative of its decision.

THE ADVISORS' INNER CIRCLE FUND                                ACADIAN EMERGING
                                                               MARKETS PORTFOLIO

--------------------------------------------------------------------------------

NATURE, EXTENT, AND QUALITY OF SERVICES PROVIDED BY THE ADVISER. In considering the quality, nature and extent of the services provided by the Adviser, the Board reviewed the portfolio management services provided by the Adviser to the Portfolio, including the quality of the Adviser's portfolio management personnel. The most recent investment adviser registration form ("Form ADV") for the Adviser was provided to the Board, as was the response of the Adviser to a detailed series of questions which included, among other things, information about the background and experience of the portfolio managers primarily responsible for the day-to-day management of the Portfolio.

The Trustees also considered other services to be provided to the Portfolio by the Adviser, such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Portfolio's investment restrictions, and monitoring compliance with various Portfolio policies and procedures and with applicable securities regulations. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Portfolio by the Adviser.

INVESTMENT PERFORMANCE OF THE PORTFOLIO AND THE ADVISER. The Board was provided with information regarding the Portfolio's performance since the Advisory Agreement was last approved, as well as information regarding the Portfolio's performance since its inception. The Board also compared the Portfolio's performance to its benchmark index and other similar mutual funds over various periods of time. The Adviser provided information regarding and led a discussion of factors impacting the performance of the Portfolio, focusing on investment approach and general economic factors. Based on this information, the Board concluded that the Portfolio's performance was reasonable and was satisfied with the investment results that the Adviser had been able to achieve for the Portfolio.

COSTS OF ADVISORY SERVICES, PROFITABILITY AND ECONOMIES OF SCALE. In concluding that the advisory fees payable by the Portfolio were reasonable, the Trustees reviewed a report of the advisory fees paid by the Portfolio to the Adviser, as well as the costs and other expenses incurred by the Adviser in providing advisory services and the resulting profits realized by the Adviser from its relationship with the Portfolio, and concluded that such profit was not excessive. The Trustees also reviewed reports comparing the respective expense ratio and advisory fee paid by the Portfolio to those paid by other comparable mutual funds and concluded that the advisory fee appeared reasonable in light of the services rendered and was the result of arm's length negotiations. In addition, the Board considered whether economies

THE ADVISORS' INNER CIRCLE FUND                                ACADIAN EMERGING
                                                               MARKETS PORTFOLIO

--------------------------------------------------------------------------------

of scale were realized during the current contract period, but did not conclude that such economies of scale had yet been achieved.

Based  on the  Board's  deliberations  and  its  evaluation  of the  information described above, the Board, including all of the Independent Trustees, unanimously: (a) concluded that terms of the Agreement are fair and reasonable;
(b) concluded that the Adviser's fees are reasonable in light of the services that the Adviser provides to the Portfolio; and (c) agreed to renew the Advisory Agreement for another year.

THE ADVISORS' INNER CIRCLE FUND                                ACADIAN EMERGING
                                                               MARKETS PORTFOLIO

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOTICE TO SHAREHOLDERS (UNAUDITED)
--------------------------------------------------------------------------------

FEDERAL INCOME TAX INFORMATION

                                                             DIVIDENDS
                                                           QUALIFYING FOR    QUALIFYING
                                                             CORPORATE        DIVIDEND                               QUALIFIED
             LONG (15%)       ORDINARY                       DIVIDENDS      INCOME (15%     FOREIGN     QUALIFIED    SHORT TERM
            CAPITAL GAIN       INCOME          TOTAL         RECEIVABLE       TAX RATE        TAX        INTEREST     CAPITAL
            DISTRIBUTION   DISTRIBUTIONS   DISTRIBUTIONS   DEDUCTION (1)    FOR QDI) (2)   CREDIT (3)   INCOME (4)    GAIN (5)
            ------------   -------------   -------------   --------------   ------------   ----------   ----------   ----------
ACADIAN
EMERGING
MARKETS
PORTFOLIO       85.18%          14.82%         100.00%          0.00%           39.76%        21.32%       0.17%        100.00%

(1) Qualifying dividends represent dividends which qualify for the corporate dividend received deduction and are reflected as a percentage of "Ordinary Income Distributions."

(2)   The  percentage  in this  column  represents  the  amount  of  "Qualifying
      Dividend Income" as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of "Ordinary Income Distributions." It is the intention of the aforementioned Portfolio to designate the maximum amount permitted by the law.

(3) Foreign tax credit pass thru represents the amount eligible for the foreign tax credit and is reflected as a percentage of "Ordinary Income Distributions."

      Your Portfolio intends to pass through a foreign tax credit to shareholders. For the fiscal year ended October 31, 2007, the total amount of gross foreign source income was $30,856,776. The total amount of foreign taxes paid was $3,345,512. Your allocable share of the foreign tax credit will be reported on Form 1099 DIV.

(4) The percentage in this column represents the amount of "Qualifying Interest Income" as created by the American Jobs Creation Act of 2004 and is reflected as a percentage of net investment income distributions that is exempt from U.S withholding tax when paid to foreign investors.

(5) The percentage in this column represents the amount of "Qualifying Short-Term Capital Gain" as created by the American Jobs Creation Act of 2004 and is reflected as a percentage of short-term capital gain distributions that is exempt from U.S withholding tax when paid to foreign investors.

      The information reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2007. Complete information will be computed and reported in conjunction with your 2007 Form 1099-DIV.

                       ACADIAN EMERGING MARKETS PORTFOLIO
                                P.O. Box 219009
                              Kansas City, MO 64121
                                 1-866-AAM-6161

                                    ADVISER:
                         Acadian Asset Management, Inc.
                             One Post Office Square
                                Boston, MA 02109

                                  DISTRIBUTOR:
                        SEI Investments Distribution Co.
                                 Oaks, PA 19456

                                 ADMINISTRATOR:
                      SEI Investments Global Funds Services
                                 Oaks, PA 19456

                                 LEGAL COUNSEL:
                           Morgan, Lewis & Bockius LLP
                          1111 Pennsylvania Ave., N.W.
                              Washington, DC 20004

This information must be preceded or accompanied by a current prospectus for the Portfolio described.

ACA-AR-001-0600

ITEM 2.    CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, comptroller or principal accounting officer, and any person who performs a similar function.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant's board of trustees has determined that the registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial expert is George Sullivan and is independent as defined in Form N-CSR Item 3(a)(2).

ITEM 4.     PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Fees billed by PricewaterhouseCoopers LLP ("PwC") related to the Trust

PwC billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years was as follows:

------------------------------------------------------------------- -------------------------------------------------
                                        2007                                              2006
------------------------------------------------------------------- -------------------------------------------------
                    All fees and    All fees and     All other       All fees and    All fees and    All other
                    services to     services to      fees and        services to     services to     fees and
                    the Trust       service          services to     the Trust       service         services to
                    that were       affiliates       service         that were       affiliates      service
                    pre-approved    that were        affiliates      pre-approved    that were       affiliates
                                    pre-approved     that did not                    pre-approved    that did not
                                                     require                                         require
                                                     pre-approval                                    pre-approval
------------------------------------------------------------------- -------------------------------------------------
 (a)       Audit     $210,200           $0               $0            $267,100           $0             $0
           Fees

------------------------------------------------------------------- -------------------------------------------------
 (b)       Audit-       $0              $0               $0               $0              $0             $0
           Related
           Fees
------------------------------------------------------------------- -------------------------------------------------
 (c)       Tax          $0              $0               $0               $0              $0             $0
           Fees

------------------------------------------------------------------- -------------------------------------------------
 (d)       All          $0              $0               $0               $0              $0             $0
           Other
           Fees
------------------------------------------------------------------- -------------------------------------------------

Fees billed by Ernst & Young LLP ("E&Y") related to the Trust

E&Y billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years was as follows:

------------------------------------------------------------------ --------------------------------------------------
                                        2007                                            2006
------------------------------------------------------------------ --------------------------------------------------
                    All fees and    All fees and     All other       All fees and    All fees and    All other
                    services to     services to      fees and        services to     services to     fees and
                    the Trust       service          services to     the Trust       service         services to
                    that were       affiliates       service         that were       affiliates      service
                    pre-approved    that were        affiliates      pre-approved    that were       affiliates
                                    pre-approved     that did not                    pre-approved    that did not
                                                     require                                         require
                                                     pre-approval                                    pre-approval
------------------------------------------------------------------- -------------------------------------------------
 (a)      Audit       $353,110           N/A             N/A           $261,600          N/A             N/A
          Fees

------------------------------------------------------------------- -------------------------------------------------
 (b)      Audit-        N/A              N/A             N/A             N/A             N/A             N/A
          Related
          Fees
------------------------------------------------------------------- -------------------------------------------------
 (c)      Tax           N/A              N/A             N/A             N/A             N/A             N/A
          Fees

------------------------------------------------------------------- -------------------------------------------------
 (d)      All           N/A              N/A             N/A             N/A             N/A             N/A
          Other
          Fees
------------------------------------------------------------------- -------------------------------------------------


(e)(1) Not applicable.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (PwC):

          --------------------------- ---------------- ---------------
                                           2007             2006
          --------------------------- ---------------- ---------------
           Audit-Related Fees               0%               0%

          --------------------------- ---------------- ---------------
           Tax Fees                         0%               0%

          --------------------------- ---------------- ---------------
           All Other Fees                   0%               0%

          --------------------------- ---------------- ---------------

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (E&Y):

          --------------------------- ---------------- ---------------
                                           2007             2006
          --------------------------- ---------------- ---------------
           Audit-Related Fees               0%              N/A

          --------------------------- ---------------- ---------------
           Tax Fees                         0%              N/A

          --------------------------- ---------------- ---------------
           All Other Fees                   0%              N/A

          --------------------------- ---------------- ---------------
 (f) Not applicable.

(g) The aggregate non-audit fees and services billed by PwC for the last two fiscal years were $0 and $0 for 2007 and 2006, respectively.

(g) The aggregate non-audit fees and services billed by E&Y for the last two fiscal years were $0 and $0 for 2007 and 2006, respectively.

(h) During the past fiscal year, all non-audit services provided by Registrant's principal accountant to either Registrant's investment adviser or to any entity controlling, controlled by, or under common control with Registrant's investment adviser that provides ongoing services to Registrant were pre-approved by the audit committee of Registrant's Board of Trustees. Included in the audit committee's pre-approval was the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant's independence.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6.  SCHEDULE OF INVESTMENTS

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The trust, effective February 23, 2005, adopted procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 12.  EXHIBITS.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.


--------------------------------------------------------------------------------


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)                            The Advisors' Inner Circle Fund


By (Signature and Title)*               /s/ James F. Volk
                                        --------------------------------------
                                        James F. Volk, President

Date:  January 8, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*               /s/ James F. Volk
                                        --------------------------------------
                                        James F. Volk, President

Date:  January 8, 2008



By (Signature and Title)*               /s/ Michael Lawson
                                        --------------------------------------
                                        Michael Lawson,
                                        Controller and Chief Financial Officer

Date:  January 8, 2008


* Print the name and title of each signing officer under his or her signature.